Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Significant Accounting Policies Tables
Summary of computation of depreciation
Estimated
Useful Lives

Office equipment	3 - 5 years
Furniture & equipment	5 - 7 years

Estimated
Useful Lives

Office equipment	3-5 years
Furniture & equipment	5-7 years

Summary of computation of basic and diluted net loss per share
	Three Months Ended
	March 31,
	2017	2016
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(571,824)	$(780,892)
Denominator:
Weighted average number of common shares outstanding	71,708,814	69,167,505
Basic and diluted EPS	$(0.01)	$(0.01)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	235,000	340,000
Warrants	2,343,401	6,796,087
Convertible debt	643,074	-
Total shares not included in the computation of diluted losses per share	3,221,475	7,136,087

	Years Ended
	December 31,
	2016	2015
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(2,077,889)	$(1,318,507)
Denominator:
Weighted average number of common shares outstanding	69,772,485	67,233,254
Basic and diluted EPS	$(0.03)	$(0.02)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	385,000	257,500
Warrants	7,280,503	8,970,000
Convertible debt	464,428	-
Total shares not included in the computation of diluted losses per share	8,129,931	9,227,500